Summarized Financial Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 230,255		¥ 212,850		$ 32,432
Non-current assets	176,504		178,123		24,859
Current liabilities	76,451		79,630		10,768
Non-current liabilities	67,700		73,538		9,536
Noncontrolling interests	9,517		5,934		1,340
Equity Method Investment Nonconsolidated Investee
Schedule of Equity Method Investments [Line Items]
Current assets	271,407		230,934		38,227
Non-current assets	154,364		147,034		21,742
Current liabilities	227,894		179,519		32,098
Non-current liabilities	30,226		37,397		4,257
Noncontrolling interests	2,461		2,434		$ 347
Total revenues	60,042	$ 8,457	42,123	¥ 41,693
Gross profit	40,304	5,677	23,925	23,540
Income from operations	8,120	1,144	617	515
Net income (loss)	9,544	1,344	(1,292)	3,263
Net income (loss) attributable to the investees	¥ 9,493	$ 1,337	¥ (1,239)	¥ 3,328